Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Summary of Intangible Assets

A summary of the intangible assets as at June 30, 2025 and December 31, 2024 is as follows:

	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At December 31, 2024	107,241	14,673	8,017	1,213	131,144
Additions	—	(24)	493	419	888
Reclassification	—	—	112	(112)	—
Exchange differences	17,343	2,369	1,178	194	21,084
At June 30, 2025	124,584	17,018	9,800	1,714	153,116
Accumulated amortization
At December 31, 2024	—	(10,083)	(4,853)	—	(14,936)
Amortization charge	—	(1,188)	(891)	—	(2,079)
Exchange differences	—	(1,718)	(755)	—	(2,473)
At June 30, 2025	—	(12,989)	(6,499)	—	(19,488)
Cost, net accumulated amortization
At December 31, 2024	107,241	4,590	3,164	1,213	116,208
At June 30, 2025	124,584	4,029	3,301	1,714	133,628